REVENUES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Vessel Customer	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 USD ($) Customer
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 349,742	$ 391,687	$ 339,340
Future Minimum Revenues [Abstract]
2025	68,887
2026	47,747
2027	32,935
2028	20,763
2029 and thereafter	12,167
Total Future Minimum Revenues	$ 182,499
Number of vessels in which time charter revenues are derived for next two years | Vessel	5
Number of vessels in which time charter revenues are derived for next three years | Vessel	4
Number of vessels in which time charter revenues are derived for next four years | Vessel	3
Number of vessels in which time charter revenues are derived for next five years | Vessel	1
Capitalized cost	$ 1,500	100
Maximum [Member]
Future Minimum Revenues [Abstract]
Term of voyage contract	1 year
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 273,633	346,409	296,810
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 76,109	$ 45,278	$ 42,530
Revenues [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Customer Concentration [Abstract]
Number of customers | Customer	2
Concentration risk, percentage	22.50%
Revenues [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Customer Concentration [Abstract]
Number of customers | Customer		1	1
Concentration risk, percentage		11.30%	12.60%